Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts

Valuation and qualifying accounts deducted from the assets to which they apply	Balance as of Beginning of Period	Currency Translation Adjustments	Additions Charged to Costs and Expenses	Additions Charged (Credited) to Other Accounts	Deductions from Allowances	Balance as of End of Period
Allowance for doubtful accounts
2011	$851,191	(9,133)	2,001,614	—	(1,330,061)	$1,513,611
2010	$620,664	(28,275)	604,761	—	(345,959)	$851,191
2009	$995,462	(6,765)	747,828	—	(1,115,861)	$620,664

Inventory valuation allowance
2011	$4,338,665	(32,485)	20,537,341	2,743,170	(7,844,811)	$19,741,880
2010	$7,842,604	(230,112)	2,691,787	—	(5,965,614)	$4,338,665
2009	$4,864,532	38,349	4,451,542	—	(1,511,819)	$7,842,604

Provision for purchase commitments
2011	$—	—	8,549,202	(2,743,170)	—	$5,806,032
2010	$—	—	—	—	—	$—
2009	$—	—	—	—	—	$—